UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [   ]    Amendment Number:  _________
      This Amendment (Check only one.):    [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Ascend Paragon Capital, LLC
Address:    50 California street, Suite 2940, San Francisco, CA 94111

Form 13F File Number: 028-11915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete3, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Benjamin D. Slavet
Title:            Chief Financial Officer
Phone:            415-217-8304

Signature, Place, and Date of Signing:

/s/ Benjamin D. Slavet    San Francisco, California    February 13, 2009
------------------------  -------------------------    -----------------
         [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F  HOLDINGS  REPORT.   (Check  here  if  all holdings of this  reporting
      manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are  reported  in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:                     None

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:         Two

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    Ascend Paragon Capital LLC had
no positions as of December 31, 2008, is cancelling its certificate of formation and will not make any future Form 13F filings.

List of Other Included Managers:

No. 1
Form 13F File Number: 028-11223
Name:    Malcolm P. Fairbairn

No. 2
Form 13F File Number: 028-11924
Named:   Ascend Paragon Capital Limited Partnership

                           Form 13F Information Table

        NAME OF ISSUER         TITLE OF CLASS CUSIP      VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER   VOTING   AUTHORITY
                                                        x($1000) PRN AMT PRN CALL DISCRETN MANAGERS  SOLE   SHARED NONE


Ascend Paragon Capital LLC had no positions as of December 31, 2008, is cancelling its certificate of formation and will not make any future Form 13F filings.